Jan. 09, 2017
MainStay ICAP Equity Fund (Prospectus Summary) | MainStay ICAP Equity Fund
MainStay ICAP Equity Fund

MAINSTAY FUNDS TRUST

MainStay ICAP Equity Fund

Supplement dated January 9, 2017 (“Supplement”) to the
Summary Prospectuses and Prospectus dated February 29, 2016, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus.

At special meetings held on January 3 and 6, 2017, the Board of Trustees (the “Board”) of MainStay Funds Trust approved certain changes to the MainStay ICAP Equity Fund (“Equity Fund”) and MainStay ICAP Select Equity Fund (“Select Equity Fund,” and together with the Equity Fund, the “ICAP Funds”). Among other related proposals, the Board approved: (i) Agreements and Plans of Reorganization (each, a “Plan of Reorganization”) with respect to the Equity Fund and the Select Equity Fund, which provides for the reorganization (the “Reorganizations”) of the ICAP Funds into MainStay Epoch U.S. Equity Yield Fund (“Equity Yield Fund”); and (ii) the appointment of Epoch Investment Partners, Inc. (“Epoch”) to manage the ICAP Funds’ assets on an interim basis, and the related interim subadvisory agreement. The Board also approved an amended management fee schedule for Equity Yield Fund to include additional breakpoints that will be effective upon the completion of the Reorganizations.

The Reorganizations and Shareholder Proxy

A notice of a special meeting of shareholders and proxy statement seeking shareholder approval for each Plan of Reorganization is expected to be mailed in February 2017 to shareholders of record as of February 10, 2017. The proposed reorganization of each ICAP Fund is not contingent on each other or any other proposal. If each Plan of Reorganization is approved, shareholders of their respective ICAP Fund will receive shares of the same share class of the Equity Yield Fund having the same aggregate net asset value as the shares of the ICAP Fund they hold on the date of the Reorganizations. The Reorganizations will not affect the value of your account in your Fund at the time of the Reorganizations. The Reorganizations are expected to be treated as tax-free Reorganizations for federal tax purposes. The ICAP Funds will not bear the direct expenses relating to the Special Meeting or the direct costs of repositioning the Funds. New York Life Investment Management LLC (“New York Life Investments”) and Epoch will take steps to minimize the indirect expenses of the Reorganizations incurred by the Funds.

Fund shareholders may purchase and redeem shares of each ICAP Fund in the ordinary course until the last business day before the closing of the Reorganizations. Purchase and redemption requests received after that time should be directed to the Equity Yield Fund in accordance with its Prospectus.

This supplement is not a solicitation of any proxy.

The Appointment of Epoch Investment Partners, Inc.

Effective immediately, the following changes will occur: (i) the termination of the Subadvisory Agreement between New York Life Investments and Institutional Capital LLC ("ICAP") with respect to each ICAP Fund; and (ii) the appointment of Epoch as an interim subadvisor to each ICAP Fund pursuant to the terms of an interim subadvisory agreement dated January 9, 2017 (the “Interim Subadvisory Agreement”), to ensure uninterrupted receipt by each ICAP Fund of portfolio management services following the termination of ICAP. The Interim Subadvisory Agreement will terminate by its terms on June 8, 2017.

Accordingly, the disclosure in each ICAP Fund’s Prospectus is amended as follows:

a.   All references to ICAP as subadvisor and ICAP’s personnel as portfolio managers to each ICAP Fund are hereby replaced with references to Epoch and Epoch personnel, respectively.

b.   The section of the Prospectus entitled  “Management”   will be deleted in its entirety and replaced with the following:

New York Life Investment Management LLC serves as the Fund’s Manager. Epoch Investment Partners, Inc. serves as the Fund’s Subadvisor.

Subadvisor	Portfolio Managers	Service Date
Epoch Investment Partners, Inc.	Eric Sappenfield, Managing Director	Since January 2017
	Michael Welhoelter, Managing Director	Since January 2017
	William Priest, Chief Executive Officer & Co-Chief Investment Officer	Since January 2017
	John Tobin, Managing Director	Since January 2017
	Kera Van Valen, Managing Director	Since January 2017

c.   In the section of the Prospectus entitled  “Know With Whom You Are Investing: Who Manages Your Money?,” “MainStay ICAP Equity Fund” and “MainStay ICAP Select Equity Fund” are added to the list of Funds subadvised by Epoch. The reference to Institutional Capital LLC is deleted in its entirety.

d.   In the section of the Prospectus entitled  “Portfolio Manager Biographies,”  the biographies for Epoch personnel will be revised as follows, and references to ICAP personnel will be deleted in their entirety:

William Priest, CFA

Mr. Priest has been a portfolio manager of the MainStay Epoch Global Choice Fund, MainStay Epoch Global Equity Yield Fund, MainStay Epoch U.S. All Cap Fund and MainStay Epoch U.S. Equity Yield Fund since 2009, the MainStay Epoch Capital Growth Fund since 2016 and the MainStay ICAP Equity Fund, MainStay ICAP Select Equity Fund and MainStay MAP Fund since January 2017. Mr. Priest founded Epoch Investment Partners in 2004, where he is Chief Executive Officer and Co-Chief Investment Officer. Mr. Priest is a graduate of Duke University and the University of Pennsylvania's Wharton School of Business. He is also a CFA ® charterholder.

Eric Sappenfield

Mr. Sappenfield has been a portfolio manager for the MainStay Epoch Global Equity Yield Fund since 2009, the MainStay Epoch U.S. Equity Yield Fund since 2012, and the MainStay ICAP Equity Fund and MainStay ICAP Select Equity Fund since January 2017. Mr. Sappenfield joined Epoch in 2006 and is a Managing Director, Portfolio Manager and Senior Research Analyst. Mr. Sappenfield holds a BA from Stanford University and an MBA from the University of California, Los Angeles.

John M. Tobin, PhD, CFA

Mr. Tobin has been a portfolio manager for the MainStay Epoch U.S. Equity Yield Fund since 2013, the MainStay Epoch Global Equity Yield Fund since 2014, and the MainStay ICAP Equity Fund and MainStay ICAP Select Equity Fund since January 2017. Mr. Tobin joined Epoch in 2012 and is a Managing Director, Portfolio Manager and Senior Research Analyst. His primary focus is on Epoch’s U.S. and Global Equity Shareholder Yield strategies. Prior to joining Epoch in 2012, Mr. Tobin taught undergraduate economics as a lecturer at Fordham University from 2009 to 2012 and as an adjunct professor from 2002 to 2009. Mr. Tobin was with HSBC Global Asset management as a senior research analyst from 2005 to 2009 and with Credit Suisse Asset Management in a similar capacity from 1990 to 2005. Mr. Tobin has over 34 years of experience. Mr. Tobin received AB, AM and PhD degrees in Economics from Fordham University and is a CFA ® charterholder.

Kera Van Valen, CFA

Ms. Van Valen has been a portfolio manager of the MainStay U.S. Equity Yield Fund since 2013, the MainStay Epoch Global Equity Yield Fund since 2014, and the MainStay ICAP Equity Fund and MainStay ICAP Select Equity Fund since January 2017. Ms. Van Valen joined Epoch in 2005 and is a Managing Director, Portfolio Manager and Senior Research Analyst. Her primary focus is on Epoch’s U.S. and Global Equity Shareholder Yield strategies. Prior to joining the Global Equity team, Ms. Van Valen was an analyst within Epoch’s Quantitative Research & Risk Management team. Ms. Van Valen received her BA in Mathematics from Colgate University and her MBA from Columbia Business School and is a CFA ® charterholder.

Michael Welhoelter, CFA

Mr. Welhoelter has been a portfolio manager of the MainStay Epoch Global Choice Fund, MainStay Epoch Global Equity Yield Fund, MainStay Epoch International Small Cap Fund, MainStay Epoch U.S. All Cap Fund, MainStay Epoch U.S. Equity Yield Fund and the MainStay Epoch U.S. Small Cap Fund since 2009, the MainStay Epoch Capital Growth Fund since 2016 and the MainStay ICAP International Fund, MainStay ICAP Equity Fund, MainStay ICAP Select Equity Fund and MainStay MAP Fund since January 2017. Mr. Welhoelter joined Epoch in 2005 and is a Managing Director, Portfolio Manager and Chief Risk Officer. Mr. Welhoelter holds a BA in Computer and Information Science from Colgate University. He is a member of the New York Society of Security Analysts and the Society of Quantitative Analysts. Mr. Welhoelter is also a CFA ® charterholder.

Modifying the Investment Process

Please note that, as a result of the change of subadvisor, the ICAP Funds will no longer be managed pursuant to ICAP’s investment process. The ICAP Funds’ investment objectives and the remainder of the principal investment strategies are not changing during the interim subadvisory period.

Accordingly, effective immediately, the disclosure in each ICAP Fund’s Prospectus is amended as follows:

In the section of each ICAP Fund’s Prospectus entitled “ Principal Investment Strategies: Investment Process ,” the investment process is replaced in its entirety by the following:

Investment Process : Epoch Investment Partners, Inc., the Fund's Subadvisor, invests primarily in companies that generate increasing levels of free cash flow and have managements that allocate it effectively to create shareholder value.

The security selection process focuses on free-cash-flow analytics as opposed to traditional accounting-based metrics. The Subadvisor seeks to identify companies with a consistent, straightforward ability to both generate free cash flow and to intelligently allocate it among internal reinvestment opportunities, acquisitions, dividends, share repurchases and/or debt reduction.

The Subadvisor seeks to find and invest in companies that meet its definition of quality-companies that are free cash flow positive or becoming free cash flow positive, that are debt free or deleveraging, and that are led by strong management.

The Subadvisor may sell or reduce a position in a security if it sees a deterioration in fundamentals or when the security is deemed less attractive relative to another security on a return/risk basis. The Subadvisor may sell or reduce a position in a security when it believes its investment objectives have been met or if the investment thesis is failing to materialize.

Principal Investment Strategies

Investment Process : Epoch Investment Partners, Inc., the Fund's Subadvisor, invests primarily in companies that generate increasing levels of free cash flow and have managements that allocate it effectively to create shareholder value.

The security selection process focuses on free-cash-flow analytics as opposed to traditional accounting-based metrics. The Subadvisor seeks to identify companies with a consistent, straightforward ability to both generate free cash flow and to intelligently allocate it among internal reinvestment opportunities, acquisitions, dividends, share repurchases and/or debt reduction.

The Subadvisor seeks to find and invest in companies that meet its definition of quality-companies that are free cash flow positive or becoming free cash flow positive, that are debt free or deleveraging, and that are led by strong management.

The Subadvisor may sell or reduce a position in a security if it sees a deterioration in fundamentals or when the security is deemed less attractive relative to another security on a return/risk basis. The Subadvisor may sell or reduce a position in a security when it believes its investment objectives have been met or if the investment thesis is failing to materialize.

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